TAXES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2019
TAXES PAYABLE
Taxes Payable

Taxes payable consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
VAT payable	¥382,361	¥1,732,736	$252,335
Income tax payable	43,556	440,031	64,081
Other taxes payable	5,996	8,080	1,176
Total taxes payable	¥431,913	¥2,180,847	$317,592